Personnel expenses	12 Months Ended
Dec. 31, 2018
Personnel expenses [Abstract]
Personnel expenses

40.        Personnel expenses

a) Breakdown

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2018	2017	2016

Wages and salaries	5,812,688	5,713,702	5,377,284
Social security costs	1,404,537	1,381,229	1,273,486
Benefits	1,387,078	1,309,314	1,277,781
Defined benefit pension plans (note 22)	8,939	20,081	24,480
Contributions to defined contribution pension plans	131,388	87,099	86,576
Share-based compensation	58,050	87,293	86,963
Training	62,756	58,338	62,518
Other personnel expenses	340,571	280,222	188,177
Total	9,206,007	8,937,278	8,377,265

b) Share-Based Compensation

Banco Santander has long-terms compensation plans linked to the market price of the shares. The members of the Executive Board of Banco Santander are eligible for these plans, as well as other members selected by the Board of Directors, whose selection will take into account seniority of the group. For the Board of Directors members in order to be eligible, it is necessary to exercise Executive Board functions. These amounts are recorded under Other liabilities (note 26) and personnel expenses (Note 40(a)).

b.1) Local Program

On June 30, 2018, the Stock Option Certificate Purchase Plan (SOP 2013), approved at the EGM of April 29, 2013, was terminated. In 2018, that remains open is the Private Ultra High Long Term Incentive Plan for the Private Banking segment.

(i) Share purchase plans

Long-Term Incentive Plan - SOP 2013: It is a call option plan with 3 years of duration. The period for the exercise comprised the period between June 30, 2016 to June 30, 2018. The number of Units to be exercised by the participants were determined according to the result of measurement of a performance parameter of the Bank: Total Shareholder Return (TSR) and adjusted by the indicator Return on Assets by Risk (RoRWA), comparison between realized and budgeted in each year. The final result of the plan was 89.61%.

b.1.1) Fair Value and Plans Performance Parameters

For accounting of the Local Program plans, an independent consultant promoted simulations based on Monte Carlo methodology, as presented the performance parameters used to calculate the shares to be granted. Such parameters are associated with their respective probabilities of occurrence, which are updated at the close of each year.

SOP 2013 (1)
Total Shareholder Return (TSR) rank	% of Exercisable Shares
1st	100%
2nd	75%
3th	50%

(1) The percentage of shares determined at the position of TSR is subject to a penalty according to the implementation of the RoRWA.

For fair value measurement the following premises was used:

SOP 2013
Method of Assessment	Black&Scholes
Volatility	40.00%
Rate of Dividends	3.00%
Vesting Period	3 years
Average Exercise Time	5 years
Risk-Free Rate	11.80%
Probability of Occurrence	60.27%
Fair Value of the Option Shares	R$5,96

The average value of shares SANB11(Shares of the Bank in B3 S.A.) (Current Company Name of BM&FBovespa) in the exercise ended on December 31, 2018 is R$36.25 (12/31/2017  - R$28.47 and 12/31/2016  - R$19.94).

On 2018, no pro rata expenses were recorded (2017- no pro rata expenses were recorded and 2016 - R$15,789), related to the Stock Option Certificate (SOP).

					Date of
					Commencement	Expiration
	Number of	Exercise			of Fiscal	Date of Fiscal
	Units	Price in Reais	Year Granted	Employees	Year	Year
Final Balance on December 31, 2016	1,986,258
Exercised options (SOP - 2013)	(869,247)	12.84	2013	Executives	06/30/16	06/30/18
Final Balance on December 31, 2017	1,117,011
Exercised options (SOP - 2013)	(732,169)	12.84	2013	Executives	06/30/16	06/30/18
Cancelled options (SOP - 2013)	(384,842)	12.84	2013	Executives	06/30/16	06/30/18
Final Balance on December 31, 2018	-

(ii) Local Long-Term Incentive Plan - Cash

Long-Term Incentive Plan - Private Ultra High: aims to align the interests of Banco Santander and the Participant with views, on the one hand, to the growth and profitability of the Private business and, on the other hand, recognition of the Participant's contribution . The Plan has as its objective the payment by the Bank to the Participants as Variable Remuneration.

Each participant has a target reference in Reais and the exact amount of the bonus will be determined by the measurement of the following performance indicators, with payments made in two installments: the first in March 2020 and the second in March 2021.

Indicators - Phase 1 (Reference Value)

• BAI of 2017.

Indicators - Phase 2 (Calculation of Cash Incentive)

• BAI - 50% (Benefit Indicator before Private Ultra High Segment Taxes);

• MOL - 25% (Private Ultra High Segment Net Margin Indicator); and

• AUM - 25% (Assets Under Management Indicator of Private Ultra High Segment).

In December 2018, the reversal of the recorded provision related to the local long-term incentive plan - Private Ultra High due to the probability of non-compliance with the acquisition condition related to the performance target. Management will follow the performance parameter of the plan until December 2019. The amount of the expense with the provision related to this plan registered in 2017 was R$ 2,935.

b.2) Global Program

Long-Term Incentive Policy

In 2014, a share delivery plan called Long Term Incentive Global CRDIV - Grant 2014 was released.  This plan was subject to achievement of performance indicator Total Shareholder Return (TSR) of the Santander Group, comparing the evolution of the Group in this indicator for the main global competitors and the settlement would be in the Group Santander Spain shares.

In 2016, a stock delivery plan called Plan 2nd Global Long -Term Incentive CRDIV - Grant 2015 was launched.

Global Plan Fair Value

1st Long-Term Incentive Global Plan  Grant 2014 - ILP CRDIV

It is assumed that the grantee would not leave the Bank's employment during the term of each plan. The fair value of the 50% linked to the Bank's relative TSR position was calculated, on the grant date, on the basis of the report provided by external valuators whose assessment was carried out using a Monte Carlo valuation model, performing 10 thousand simulations to determine the TSR of each of the companies in the Benchmark Group, taking into account the variables set forth below. The results (each of which represents the delivery of a number of shares) were classified in decreasing order by calculating the weighted average and discounting the amount at the risk-free interest rate.

In view of the high correlation between RTA and LPA, it can be considered (in a high percentage of cases) feasible to extrapolate that the RTA value is also valid for LPA. Therefore, it was initially determined that the fair value of the portion of the plans linked to the Bank's relative LPA position, of the remaining 50% of the options granted, was the same as that of the 50% corresponding to the TSR. This valuation was reviewed and adjusted on a yearly basis, since its refers to a non-market condition.

Long Term Incentive Global CRDIV - Grant 2014

	2 years	3 years	4 years
Future income Dividend	11.1%	10,80%	9,50%
Expected Volatility	32.7%	34,70%	36,90%
Volatility comparator	12% - 52%	16% - 56%	16% - 52%
Risk-free interest rate	1.7%	2,10%	2,50%
Correlation	0.55%	0.55%	0.55%

The indicator used to measure the achievement of targets was the comparison of the Total Shareholder Return (TSR) of the Santander Group with the RTA of fifteen leading the Group's global competitors.

The indicator was calculated in two stages: initially for program verification in 2014 and a second time in the annual payment of each installment (2015, 2016 and 2017).

Each executive had a target in reais that was converted  to shares of Santander Group, by the price of R$19.2893. These shares would be delivered in the years, 2017 and 2018, with sale restriction of one year after each delivery.

2nd Long -Term Incentive Global Plan CRDIV - Grant 2015.

The agreed ILP values for each participant will be obtained from the verification of the achievement of indicators in two moments: the first time to determine the eligibility (2015-2016) and a second time to calculate the number of actions due (2016, 2017 and 2018).

Indicators - First time

• RTA versus Competitors; and

• ROTE Bank versus Budget.

Indicators - Second time

• RTA versus Competitors;

• ROTE Bank versus Budget;

• Employee satisfaction;

• Customer satisfaction; and

• Corporate main bank costumer indicator versus Budget.

Each executive has a target in reais that was converted to shares of Santander Bank Spain by the price of R$17.473. These shares will be delivered in 2019, with sale restriction of one (1) year after the delivery.

	Number of Shares	Granted Year	Employees	Data of Commencement of the Fiscal Year	Data of Expiry of Fiscal Year

1st Long Term Incentive Global CRDIV - Grant 2014	1,613,057	2014	Executives	jan - 2014	dec - 2017
Cancelled Shares (Grantec - 2014)	(1,613,057)	2014	Executives	jan - 2014	dec - 2017
2nd Long -Term Incentive Global Plan CRDIV - Grant 2015	1,775,049	2016	Executives	jan - 2015	dec - 2017
Balance Plans on December 31, 2017	1,775,049

In 2018, were recognized daily pro-rata expenses amounted to R$5,624 (2017 - R$4.797 and 2016 - no expenses registered), related to costs to the respective dates of the above cycles, for total plans of the Global Program.

Plans do not result in dilution of the share capital of the Bank, because they are paid in shares of Banco Santander Spain.

b.3) Variable Remuneration based in shares

On September 29, 2015, the Board of Directors approved the proposed new incentive plan (deferral) for payment of the variable compensation of directors and certain employees, which was approved in EGM of December 14, 2015.

The approval of the proposal of the current incentive plan (deferment) to pay the variable remuneration of administrators and certain employees occurred on October 25, 2016, as approved by the EGM held on December 21, 2016.

In this proposal, certain requirements for future deferred payment of a portion of the variable compensation due to its managers and other employees were considered, considering the long-term sustainable financial bases and adjustments in future payments based on the risks assumed and the changes in the cost of capital.

The Banco Santander´s variable compensation plan has been assessed and became divided into two programs: (i) Collective Identified and (ii) Collective unidentified.

a) Collective Identified - Participants of the Executive Committee, Statutory Directors and other executives who take significant risks in the Bank and are responsible for the control areas. The deferral will be half in cash, indexed by 100% of CDI and half in shares (SANB11). On the exercise ended on December 31, 2018, was recorded loss amounted to R$50,896 (2017 - R$81,838 and 2016 - R$52,500), regarding the provision of the deferral plan in shares.

b) Collective Unidentified - managerial employees and other employees of the organization that will be benefited from the deferral plan. The deferred amount will be paid 100% cash, indexed by 100% of CDI. On the year ended on December 31, 2018, there were expense of R$74,871 (2017 - R$124,926 and 2016  - R$79,794).